Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic Net Loss Per Share Attributable to Common Shareholders

The following table presents the computation of basic and diluted net loss per share attributable to common shareholders for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025 (1)
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(20,604)	$(12,205)
Denominator:
Weighted average common shares outstanding	72,458,652	55,649,457
Net loss per share attributable to common shareholders, basic and diluted	$(0.28)	$(0.22)

(1)	Net loss per share has been recast to reflect the exchange of the Company’s convertible preferred shares and common shares and the equivalent number of shares reflecting the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.

The following table sets forth the computation of basic net loss per share attributable to common shareholders for the period ended December 31:

2025
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(12)
Denominator:
Weighted average common shares outstanding	1
Net loss per share attributable to common shareholders, basic and diluted	$(12,035)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Three months ended March 31,
	2026	2025 (1)
Warrants as exercisable to common shares	157,960	677,934
Stock options issued and outstanding	47,237,616	42,855,647
Preferred shares as convertible to common shares	—	199,930,069
Total	47,395,576	243,463,650

(1)	Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization. Refer to Note 3 for additional information.